OTHER CURRENT AND NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Other Assets, Noncurrent Disclosure [Abstract]
OTHER CURRENT AND NON-CURRENT ASSETS

NOTE 10 – OTHER CURRENT AND NON-CURRENT ASSETS

As of June 30, 2025, other current assets included a three-year fixed deposit in the amount of RMB 27,400,000, or $ 3,824,893, in Minsheng Bank, from June 9, 2023, to June 9, 2026, which as of December 31, 2024, was included in other non-current assets. The annual interest rate on the deposit is 3.2%, and early withdrawal before the expiry date is not allowed.